Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 25,401	¥ (130,169)
Amortization of net actuarial loss (gain)	25,595	15,532
Amortization of prior service benefit	(318)	(319)
Total recognized in other comprehensive income (loss) before-tax	¥ 50,678	¥ (114,956)